Borrowings	9 Months Ended
Sep. 30, 2020
Borrowings
Borrowings

8. Borrowings

	September 30,	December 31,
	2020	2019
	€ 1,000	€ 1,000
Innovation credit	2,771	7,191
Accrued interest on innovation credit	237	3,124
Convertible notes	14,140	2,473
Accrued interest on convertible notes	378	264

Total borrowings	17,526	13,052
Current portion	(949)	(343)
	16,577	12,709

On June 1, 2012, ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the Company’s cystic fibrosis program. Amounts were drawn under this facility in the course of the years 2013 through 2017. The credit covered 35% of the costs incurred in respect of the program up to € 5.0 million. The credit was interest-bearing at a rate of 10% per annum. In June 2020 ProQR received a final waiver of the full amount of the Innovation credit, including accumulated interest. Consequently, the carrying amount of €  8.4 million, including accumulated interest, was recognized in Other Income in the second quarter of 2020.

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program for LCA 10. Amounts will be drawn under this facility from 2018 through 2021. The total credit of €  4.7 million will be used to conduct the Phase 2/3 clinical study for sepofarsen and to finance efforts to obtain regulatory and ethical market approval (NDA/MAA). The credit, including accrued interest of 10% per annum, is repayable depending on ProQR obtaining market approval for sepofarsen. An amount of € 2.8 million had been received as at September 30, 2020. Accumulated interest amounted to € 0.2 million as at September 30, 2020. The assets that are co-financed with the granted innovation credit are subject to a right of pledge for the benefit of RVO.

Convertible loans

On July 14, 2020, the Company entered into a convertible debt financing agreement with Pontifax Medison Debt Financing. Under the agreement, the Company will have access to up to $ 30 million in convertible debt financing in three tranches of $ 10 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranch of $ 10 million was drawn down at the end of the current reporting period and is recognized at amortized cost. A second close of the convertible debt financing agreement was completed on August 6, 2020 with Kreos Capital. Under the second agreement, the Company will have access to up to € 15 million in convertible debt financing in three tranches of € 5 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of € 5 million was drawn down at the end of the current reporting.

Pontifax and/or Kreos may elect to convert the outstanding loans into ProQR ordinary shares at any time prior to repayment at a fixed conversion price. ProQR also has the ability to convert the loans into its ordinary shares, at the same conversion price, if the Company’s stock price reaches a pre-determined threshold. In connection with the loan agreement, the Company issued to Pontifax and Kreos warrants to purchase up to an aggregate of 302,676 shares of its common stock at a fixed exercise price.

Pontifax’ conversion option and warrants are accounted for as embedded derivatives and are recognized separately from the host contract as financial liabilities at fair value through profit or loss. The host contract is recognized at amortized cost.

The Kreos loan is accounted for as a compound financial instrument. The liability component is recognized at amortized cost. The equity component is initially recognized at fair value as option premium on convertible loan and will not be subsequently remeasured. Kreos’ warrants are accounted for as embedded derivatives and are recognized as financial liabilities at fair value through profit or loss.

Convertible loans were issued to Amylon Therapeutics B.V. and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.